UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

1001 Brickell Bay Drive
Suite 3112
Miami, Fl 33131
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: 7/1/2006 – 6/30/2007

Item 1. PROXY VOTING RECORD

The Fairholme Fund Proxy Voting Report
7/1/06 to 6/30/07

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Matter Voted On	Who Proposed the Issue (Issuer / Security Holder)	Was a Vote Cast	How was the Vote Cast (For/Against)	For or Against Management
JZ Equity Partners PLC	JZ	G8309P108	7/14/2006	1) Receive the report of the Directors and the accounts for the year ended 31 March 2006, together with the Independent Auditors.	Issuer	Yes	For	For
				2) Aprove the Directors' remuneration of the year ended 31 March 2006.	Issuer	Yes	For	For
				3) Declare a final dividend of 6.5p per ordinary share payable on 4 August 2006 to shareholders on the close of business on 14 July 2006.	Issuer	Yes	For	For
				4) Re-elect Mr. John Green-Armytage as a Director.	Issuer	Yes	For	For
				5) Re-elect Mr. James Jordan as a Director.	Issuer	Yes	For	For
				6) Re-elect Mr. Michael Sorkin as a Director.	Issuer	Yes	For	For
				7) Re-elect Ms. Tanja Tibaldi as a Director.	Issuer	Yes	For	For
				8) Re-elect Mr. Andrew Withey as a Director.	Issuer	Yes	For	For
				9) Re-appoint Ernst & Young LLP as the Auditors of the Company until the conclusion of the next at which accounts are laid before the Company.	Issuer	Yes	For	For
				10) Authorize the Directors to determine the remuneration of the independent Auditors.	Issuer	Yes	For	For
				11) Authorize company to issue shares.	Issuer	Yes	For	For

USA Mobility, Inc.	USMO	90341G103	8/9/2006
1) Directors recommend a vote for election of the following nominees: 01-David Abrams, 02-James V. Continenza, 03-Nicholas A. Gallopo, 04-Vincent D.
Kelley, 05-Brian O'Reilly, 06-Mathew Oristano, 07-Samme L. Thompson, 08-Royce Yudkoff.
					Issuer	Yes	For	For

IDT Corporation	IDT/C	448947101	12/14/2006	1a) election of Director Alan Claman	Issuer	Yes	For	For
				1b) election of Director James A. Courter	Issuer	Yes	For	For
				1c) election of Director Howard S. Jonas	Issuer	Yes	For	For
				1d) election of Director Marc E. Knoller	Issuer	Yes	For	For
				1e) election of Director James R. Mellor	Issuer	Yes	For	For
				1f) election of Director Marc J. Oppenheimer	Issuer	Yes	For	For
				1g) election of Director Judah Schorr	Issuer	Yes	For	For
				2) Approval of the amendment to company's restated Certificate of Inc., as amended, to increase the number of shares of class B common stock authorized for issuance by 100,000,000.	Issuer	Yes	Against	Against
				3) Amendments to the IDT 2005 Stock option and incentive plan that will, among other things, increase the number of shares of the Class B common stock available thereunder by an additional 1,500,000.	Issuer	Yes	For	For
				4) Amendment to the IDT employee stock purchase plan that will increase shares of the class B common stock by 750,000 shares.	Issuer	Yes	For	For
				5) Ratification of the appointment or Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending July 31, 2007	Issuer	Yes	For	For

IDT Corporation	IDT Class B	448947309	12/14/2006	1a) election of Director Alan Claman	Issuer	Yes	For	For
				1b) election of Director James A. Courter	Issuer	Yes	For	For
				1c) election of Director Howard S. Jonas	Issuer	Yes	For	For
				1d) election of Director Marc E. Knoller	Issuer	Yes	For	For
				1e) election of Director James R. Mellor	Issuer	Yes	For	For
				1f) election of Director Marc J. Oppenheimer	Issuer	Yes	For	For
				1g) election of Director Judah Schorr	Issuer	Yes	For	For
				2) Approval of the amendment to company's restated Certificate of Inc., as amended, to increase the number of shares of class B common stock authorized for issuance by 100,000,000.	Issuer	Yes	Against	Against
				3) Amendments to the IDT 2005 Stock option and incentive plan that will, among other things, increase the number of shares of the Class B common stock available thereunder by an additional 1,500,000.	Issuer	Yes	For	For
				4) Amendment to the IDT employee stock purchase plan that will increase shares of the class B common stock by 750,000 shares.	Issuer	Yes	For	For
				5) Ratification of the appointment or Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending July 31, 2007	Issuer	Yes	For	For

Daily Journal Corporation	DJCO	233912104	2/7/2007	1) Directors recommend a vote for the following nominees: 1-Charles Munger 2- J.P. Guerin, 3- Gerald L. Salzman, 4- Peter D. Kaufman, 5- George C. Good	Issuer	Yes	For	For
				2) Ratification of Appointment of Ernst & Young as Independent Accounts fro the current fiscal year.	Issuer	Yes	For	For

Mueller Water Products	MWA	624758108	3/22/2007	1) Directors Recommended: A vote for election of the following nominees: 1-D. Boyce, 2-H. Clark, Jr. 3-G. Hyland, 4-J. Kolb, 5-J. Leonard, 6-M. O'Brien, 7-B. Rethore, 8-N. Springer, 9-M. Tokarz.	Issuer	Yes	For	For
Mueller Water Products	MWAB	624758207	3/22/2007	1) Directors Recommended: A vote for election of the following nominees: 1-D. Boyce, 2-H. Clark, Jr. 3-G. Hyland, 4-J. Kolb, 5-J. Leonard, 6-M. O'Brien, 7-B. Rethore, 8-N. Springer, 9-M. Tokarz.	Issuer	Yes	For	For

Phelps Dodge Corporation	PD	717265102	3/14/2007
1) Approve and Adopt the agreement and plan of merger, dated as of November 18, 2006, among Freeport-McMoran Cooper and Gold, Inc., Phelps Dodge Corporation and Panther Acquisition Corporation, as amended.
					Issuer	Yes	For	For
				2) Approve the adjournment of the special meeting, if necessary, to permit solicitation of additional proxies in favor of proposal 1.	Issuer	Yes	For	For

USA Mobility, Inc.	USMO	90341G103	5/16/2007
1) Directors recommend: A vote for election of the following nominees: 01- David Abrams, 02-James V. Continenza, 03- Nicholas A Gallopo, 04-Vincent D. Kelly, 05-Brian O'Reilly, 06-Matthew Oristano, 07-Samme L. Thompson, 08-Royce Yudkoff
					Issuer	Yes	For	For

Echostar Communications Corporation	DISH	278762109	5/8/2007
1) Directors Recommend: A vote for election of the following nominees: 01-James Defranco, 02-Michael T. Dugan, 03-Cantey Erge, 04-Charles W. Ergen, 05-Steven R. Goodbarn, 06-Gary S. Howard, 07-David K. Moskowitz, 08-Tom A. Ortolf, 09-C. Michael Schroeder, 10-Carl E. Vogel
					Issuer	Yes	For	For
				2) To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year ending December 31, 2007	Issuer	Yes	For	For
				3) To transact such other business as may properly come before the annual meeting or any adjournment thereof.	Issuer	Yes	For	For

Leucadia National Corporation	LUK	527288104	5/15/2007
1) Directors Recommend: A vote for election of the following nominees: 01-Ian M. Cumming, 02-Paul M. Dougan, 03-Lawrence D. Glaubinger, 04-Alan J. Hirschfield, 05-James E. Jordan, 06-Jeffrey C. Keil, 07-J.Clyde Nichols, III, 08-Joseph S. Steinberg
					Issuer	Yes	For	For
				2) Approval of the amendment to the company's certificate of incorporation increasing the number of the company's common shares authorized for issuance to 600,00,00 common shares.	Issuer	Yes	For	For
				3) Ratification of the selection of PriceWaterhouseCoopers LLP as independent accountants of the company for 2007.	Issuer	Yes	For	For

Eastman Chemical Company	EMN	277432100	5/3/2007	1A) Election of Director: Renee J. Hornbaker	Issuer	Yes	For	For
				2A) Election of Director: Thomas H. McLain	Issuer	Yes	For	For
				3A) Election of Director: Peter M. Wood	Issuer	Yes	For	For
				2) Ratification of appointment of PriceWaterhouseCooper LLP as independent auditors.	Issuer	Yes	For	For
				3) Approval of the 2007 Omnibus Long-term compensation plan.	Issuer	Yes	For	For
				4) Stockholder proposal to establish policy limiting benefits under supplemental executive retirement plans.	Security Holder	Yes	Against	For

USG Corporation	USG	903293405	5/9/2007	1) Directors recommend: A vote for election of the following nominees: 01-Lawrence M. Crutcher, 02-William C. Foote, 03-Steven F. Leer, 04-Judith A Sprieser	Issuer	Yes	For	For
				2) Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending in December 31, 2007.	Issuer	Yes	For	For

Mohawk Industries, Inc.	MHK	60819014	5/16/2007	1) Directors Recommend: A vote for election of the following nominees: 01-Ms. Bonanno, 02-Mr. Kolb, 03-Mr. Wellborn.	Issuer	Yes	For	For
				2) The approval of the 2007 Long-term incentive Plan.	Issuer	Yes	For	For

Berkshire Hathaway Inc.	BRK. A	084670108	5/5/2007
1) Directors recommend: A vote for election of the following nominees: 01-Warren E. Buffet, 02-Charles T. Munger, 03-Howard G. Buffet, 04-Susan L. Decker, 05-William H. Gates III, 06-David S. Gottesman, 07-Charlotte Guyman, 08-Donald R. Keough, 09-Thomas S. Murhpy, 10-Ronald L. Olson, 11-Walter Scott, Jr.
					Issuer	Yes	For	For
				2) Shareholder proposal: To approve the shareholder proposal with respect to investment in certain foreign corporations.	Security Holder	Yes	Against	For

Berkshire Hathaway Inc.	BRK. B	084670207	5/5/2007
1) Directors recommend: A vote for election of the following nominees: 01-Warren E. Buffet, 02-Charles T. Munger, 03-Howard G. Buffet, 04-Susan L. Decker, 05-William H. Gates III, 06-David S. Gottesman, 07-Charlotte Guyman, 08-Donald R. Keough, 09-Thomas S. Murhpy, 10-Ronald L. Olson, 11-Walter Scott, Jr.
					Issuer	Yes	For	For
				2) Shareholder proposal: To approve the shareholder proposal with respect to investment in certain foreign corporations.	Security Holder	Yes	Against	For

White Mountains Insurance Group, LTD.	WTM	G9618E107	5/24/2007
1) Directors recommend: A vote for election of the following nominees: 01-B.R. Berkowitz, 02-M.W. Davis, 03-E.E. Holiday, 04-L.A. Smith, 05-R. Barrette, 06-C.B. Chokel, 07-J.A.M. Silverudd, 08-G. Thorstensson, 09-A.L. Waters, 10-C.B. Chokel, 11-C.R. Fletcher, 12-G. Thorstensson, 13-A.L. Waters, 14-R.Barette, 15-D.P. Beaulieu, 16-C.R. Fletcher, 17-D.T. Foy, 18-R.R. Lusardi, 19-D.P. Beaulieu, 20-C.R. Fletcher, 21- D.T. Foy, 22-R. Barette, 23-D.P. Beaulieu, 24-C.R. Fletcher. 25-D.T. Foy
					Issuer	Yes	For	For
				7) Amendment to the company's Bye-laws	Issuer	Yes	For	For
				8) Appointment of independent registered public accounting firm	Issuer	Yes	For	For

Marsh & McLennan Companies, Inc.	MMC	571748102	5/17/2007	1A) Election of director: Zachary W. Carter	Issuer	Yes	For	For
				1B) Election of director: Oscar Fanjul	Issuer	Yes	For	For
				2) Ratification of selection of independent registered public accounting firm.	Issuer	Yes	For	For
				3) Approval of amendment of stock purchase plan for international employees.	Issuer	Yes	For	For
				4) Stockholder proposal: political contributions	Security Holder	Yes	Against	For

Bonavista Energy Trust	BNP-UN.TO	098536105	5/10/2007	1) The resolution fixing the number of directors of Bonavista Petroleum ltd. To be elected at the meeting at 8 members.	Issuer	Yes	For	For
				2) The election as directors for the ensuing year of the 8 nominees proposed by management in our information circular-proxy statement dated March 14, 2007;	Issuer	Yes	For	For
				3) The appointment of KPMG LLP, chartered accountants, as our auditors and to authorize the directors to fix their remuneration as such	Issuer	Yes	For	For
				4) Resolution to amend our trust unit incentive rights plan	Issuer	Yes	For	For
				5) Resolution to approve our restricted trust units award incentive plan.	Issuer	Yes	For	For

Canadian Natural Resources Limited	CNQ	136385101	5/3/2007
1) Election of directors: 01-Catherine M. Best, 02-N. Murray Edwards, 03-Honourable Gary A. Filmon, 04-Ambassador Gordon D. Griffin, 05-John G. Langille, 06-Steve W. Laut, 07-Keith A. J. Macphail, 08- Allan P. Markin, 09-Norman F. Mcintyre, 10-Frank J. Mckenna, 11-James S. Palmer, 12-Eldon R. Smith, 13- David A. Tuer
					Issuer	Yes	For	For

2) The appointment of PriceWaterhouseCoopers LLP, chartered accountants, Calgary, Alberta, as auditors of the corporation for the ensuing year and the authorization of the audit committee of the board of directors of the corporation to fix their remuneration.
					Issuer	Yes	For	For
				3) The ordinary resolution approving the amendments to the corporations amended compiled and restated stock option plan as outlined in the information circular.	Issuer	Yes	For	For

Sears Holdings Corporation	SHLD	812350106	5/4/2007
1) Directors recommend: A vote for election of the following nominees: 01-William C. Crowley, 02-Edward S. Lampert, 03-Aylwin B. Lewis, 04-Steven T. Mnuchin, 05-Richard C. Perry, 06-Ann N. Reese, 07-Emily Scott, 08-Thomas J. Tisch
					Issuer	Yes	For	For
				2) Approve the first amendment to the Sears Corporation umbrella incentive program.	Issuer	Yes	For	For
				3) Ratify the appointment by the audit committee of Deloitee & Touche LLP as the company's independent accountants for fiscal year 2007	Issuer	Yes	For	For

Ensign Energy Services, Inc.	ESVIF	293570107	5/23/2007	1)To set the numbers of directors of the comrporation at ten.	Issuer	Yes	For	For
				2) The election of directors nominated by management, as more particularly outlined in the accompanying information circular.	Issuer	Yes	For	For

3) The appointment of PriceWaterhouseCoopers, LLP Chartered Accountants, as auditors of the corporation for the ensuing fiscal year and the authorization in favour of the directors to fix their remuneration.
					Issuer	Yes	For	For

Penn West Energy Trust	PWE	707885109	6/8/2007	1) Fixing the number of directors pf PWPL to be elected at the meeting at nine (9) members.	Issuer	Yes	For	For
				2) The election as directors of PWPL for the ensuing year of the nine (9) nominees proposed by management, all as more particularly described in the information circular.	Issuer	Yes	For	For
				3) The appointment of KPMG LLP, Chartered Accountant, as auditors of Penn West and to authorize the Directors of PWPL to fix their remuneration	Issuer	Yes	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds Inc.

By (Signature and Title)*   /s/ Bruce R. Berkowitz
Bruce R. Berkowitz
President

Date:  August 08, 2007
* Print the name and title of each signing officer under his or her signature.